Income Taxes (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
Cash dividends paid to parent company for taxes	$ 385	$ 338	$ 358
Unrecognized tax benefits that would impact effective tax rate net	58
Unrecognized tax benefits, federal tax benefits portion	31
Unrecognized tax benefits, net decreases expected during 2014	24
United States
Income Tax Contingency [Line Items]
Income tax benefit recorded on undistributed foreign earnings	3	12	10
Liberty | Tax agreement
Income Tax Contingency [Line Items]
Cash dividends paid to parent company for taxes	45	47	10
Current tax payments due to related parties	$ 78	$ 70